EMPLOYEE BENEFIT PLANS - Net Periodic Post-Retirement Benefit Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Prior service credit amortization		$ 0.1
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.8	0.9	0.6
Interest cost	2.5	3.1	3.6
Prior service credit amortization	(1.4)	(1.2)	(1.2)
Actuarial loss amortization	0	(0.2)	(0.2)
Settlement / curtailment gain	0	0.1	0
Net periodic pension expense	$ 1.9	$ 2.7	$ 2.8